Reconciliation of Effective Income Tax Provision of Tax Computed By Applying Statutory Income Tax Rate to Pre-Tax Income (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Expected taxation at PRC statutory tax rate	¥ 7,156	$ 980	¥ 6,299	¥ 2,541
Effect of differing tax rates in different jurisdictions	(153)	(21)	410	1,976
Non-taxable income	(593)	(81)	(456)	(44)
Non-deductible expenses	814	112	1,928	534
Research and development super-deduction	(3,048)	(418)	(3,067)	(2,274)
Effect of PRC preferential tax rates and tax holiday	(1,760)	(241)	(1,833)	(1,507)
Effect of tax rate changes on deferred taxes	(334)	(46)	111	119
Reversal of prior year's income taxes	(23)	(3)	(156)	(913)
PRC withholding tax	1,762	241	574	181
Change in valuation allowance	626	86	(161)	1,965
Taxation for the year	¥ 4,447	$ 609	¥ 3,649	¥ 2,578
Effective tax rate	15.50%	15.50%	14.50%	25.50%